INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Schedule of Detailed Information about Intangible Assets

Intangible assets by class	Useful life (in years)
Trademarks	Indefinite
Other	4 to 7
The following table presents the components of the partnership’s intangible assets as of June 30, 2025 and December 31, 2024:

(US$ Millions)	Jun. 30, 2025	Dec. 31, 2024
Cost	$1,055	$958
Accumulated amortization	(64)	(59)
Total intangible assets	$991	$899

The following table presents a roll forward of the partnership’s intangible assets for the six months ended June 30, 2025 and the year ended December 31, 2024:

	Six months ended	Year ended
(US$ Millions)	Jun. 30, 2025	Dec. 31, 2024
Balance, beginning of period	$899	$1,054
Acquisitions	7	16
Disposals	—	(1)
Amortization	(5)	(23)
Foreign currency translation	87	(15)
Reclassification of BSREP IV investments to assets held for sale(1)	—	(132)
Other	3	—
Balance, end of period	$991	$899
(1)See Note 28, Related Parties for further information on the Reclassification of BSREP IV investments to assets held for sale.